Benefit Plans - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
		Dec. 31, 2013	Sep. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Benefits
Components of net periodic benefit cost
Service cost					$ 2,924	$ 11,616	$ 11,446
Interest cost					22,999	27,597	31,831
Expected return on plan assets					(25,798)	(35,746)	(40,821)
Amortization of prior service cost	[1]				(156)	(313)	258
Recognized net actuarial loss					3,025	14,469	16,777
Curtailment loss			$ (809)	$ (1,159)	0	10,672	0
Settlement loss		$ (21,907)			0	20,156	21,907
Special termination benefits					0	38,733	0
Net periodic pension benefit cost					2,994	87,184	41,398
Other Benefits
Components of net periodic benefit cost
Service cost					0	0	0
Interest cost					627	628	814
Expected return on plan assets					0	0	0
Amortization of prior service cost	[1]				(226)	(488)	(517)
Recognized net actuarial loss					202	423	488
Curtailment loss					0	0	0
Settlement loss					0	0	0
Special termination benefits					0	0	0
Net periodic pension benefit cost					$ 603	$ 563	$ 785

[1]	The annual amortization of prior service cost is determined as the increase in projected benefit obligation due to the plan change divided by the average remaining service period of participating employees expected to receive benefits under the plan.